Retained Earnings	12 Months Ended
Dec. 31, 2025
Retained Earnings
Retained Earnings
17.	Retained Earnings

Pursuant to the relevant PRC laws, the profits distribution of the Company’s subsidiaries, which are based on their PRC statutory financial statements, are available for distribution in the form of cash dividends after these subsidiaries have paid all relevant PRC tax liabilities, provided for losses in previous years, and made appropriations to statutory surplus at 10% of their respective after-tax profits each year. When the statutory surplus reserve reaches 50% of the registered capital of a company, no additional reserve is required. For the years ended December 31, 2025, 2024 and 2023, the subsidiaries in China appropriated statutory reserves of $1.6 million, $0.3 million and nil, respectively.